PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Total operating expenses	$ (47,354,912)	¥ (329,675,423)	¥ (514,427,245)	¥ (197,356,742)
Changes in fair value of a convertible loan			(34,499,858)	(43,006,399)
Interest income	2,427,359	16,898,785	2,998,796	1,006,972
(Loss) / income before income taxes	28,483,886	198,299,112	(349,027,476)	(184,662,871)
Income tax expense	1,179,916	8,214,341	0	0
Net (loss) / income	$ 27,303,970	190,084,771	(349,027,476)	(184,662,871)
Parent Company | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Total operating expenses		(3,810,862)	(1,908,610)	3,029,256
Changes in fair value of a convertible loan			(34,499,858)	(43,006,399)
Share of (losses) / income from subsidiaries, consolidated VIE and VIE's subsidiaries		174,142,290	(331,955,300)	(62,527,098)
Interest income		10,444,623	2,011,390	366,795
(Loss) / income before income taxes		180,776,051	(366,352,378)	(102,137,446)
Net (loss) / income		¥ 180,776,051	¥ (366,352,378)	¥ (102,137,446)